Lease obligations (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Exploration camp lease remaining term	24 years
lease obligations for leased right-of-use assets	$ 24,164
Rent expense relating to short-term office leases	$ 19,857	$ 0